Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2022	Sep. 30, 2022	Oct. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Formation and operating costs		$ 760,441		$ 88,443	$ 89,075	$ 1,473,873
Loss from operations		(760,441)		(88,443)	(89,075)	(1,473,873)	$ (560,130)
Interest income earned on cash held in trust account		569,639				746,121	2,577
Offering costs allocated to warrants				(741,209)	(741,209)		(741,209)
Change in fair value of working capital loans - conversion feature		1,098
Change in fair value of warrant liabilities		(288,286)		(273,958)	(273,958)	6,185,662	7,205,376
Total other income (expense), net		282,451		(1,015,167)	(1,015,167)	6,931,783	6,466,744
Income (loss) before provision for (benefit from) income taxes		(477,990)		(1,103,610)	(1,104,242)	5,457,910
Provision for (benefit from) income taxes		88,687				88,687
Net (loss) income		(566,677)		(1,103,610)	(1,104,242)	5,369,223	5,906,214
OPERATING REVENUES:
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	$ (5,145)	$ (566,677)	$ 2,266	$ (1,103,610)	$ (1,104,242)	$ 5,369,223	$ 5,906,214	$ (9,354)	$ (17,015)
DIGERATI TECHNOLOGIES, INC [Member]
Gain (loss) on derivative instruments	(3,076)		4,433					6,186	(9,935)
Gain (loss) on settlement of debt								(5,481)	560
Income tax benefit (expense)	(50)		(77)					(419)	(183)
Other income (expense)	446		(4)					26	(294)
Interest expense	(2,065)		(1,506)					(5,990)	(4,765)
Total other income (expense), net	(4,745)		2,846					(5,678)	(14,617)
Net (loss) income	$ (4,984)		$ 2,424					(8,013)	(16,683)
Basic and diluted weighted average shares outstanding (in Shares)	143,067,151		138,719,017
OPERATING REVENUES:
Cloud software and service revenue	$ 8,130		$ 3,777					24,154	12,416
Total operating revenues	8,130		3,777					24,154	12,416
Cost of services (exclusive of depreciation and amortization)	2,851		1,490					9,346	5,135
Selling, general and administrative expense	4,141		1,788					12,434	7,019
Legal and professional fees	556		574					3,036	894
Bad debt expense	29		13					98	17
Depreciation and amortization expense	953		492					2,916	1,749
Total operating expenses	8,530		4,357					27,830	14,814
OPERATING LOSS	(400)		(580)					(3,676)	(2,398)
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	(5,145)		2,266					(9,354)	(17,015)
Less: Net loss attributable to the noncontrolling interests	161		158					1,341	332
Deemed dividend on Series A Convertible preferred stock	(4)		(5)					(19)	(20)
NET INCOME (LOSS) ATTRIBUTABLE TO DIGERATI’S COMMON SHAREHOLDERS	$ (4,988)		$ 2,419					$ (8,032)	$ (16,703)
INCOME (LOSS) PER COMMON SHARE - BASIC (in Dollars per share)	$ (0.03)		$ 0.02					$ (0.05)	$ (0.13)
INCOME (LOSS) PER COMMON SHARE - DILUTED (in Dollars per share)	$ (0.03)		$ (0.01)					$ (0.05)	$ (0.13)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - BASIC (in Shares)	143,067,151		138,719,017					139,594,358	129,411,947
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - DILUTED (in Shares)	143,067,151		250,723,611					139,594,358	129,411,947
Class A Common Stock
Basic and diluted weighted average shares outstanding (in Shares)		12,808,125		4,455,000	1,821,600	12,808,125	5,010,118
Basic and diluted net (loss) income per share (in Dollars per share)		$ (0.04)		$ (0.15)	$ (0.29)	$ 0.34	$ 0.78
Class B Common Stock
Basic and diluted weighted average shares outstanding (in Shares)		3,162,500		2,893,478	2,050,889	3,162,500	2,543,967
Basic and diluted net (loss) income per share (in Dollars per share)		$ (0.04)		$ (0.15)	$ (0.29)	$ 0.34	$ 0.78